Equity (Details) - shares		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		56,888,916	56,888,916
Total outstanding shares		21,910,701	30,180,801
Outstanding shares as percentage of total shares (%)		39.00%	53.00%
Treasury [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		3,086,748	3,254,556
Other [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		21,910,701	30,180,801
Cresud [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital	[1]	23,291,500	23,291,500
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		8,431,700	161,900
Executive Board [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		168,267	159
Officers [Member]
Disclosure of transactions between related parties [line items]
Total shares of paid-up capital		8,599,967	162,059

[1]	Of this amount, 140,450 shares are held by Agro Managers S.A. and 1,000 shares are held by Agro Managers, subsidiaries of Cresud S.A.